/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , June 30, 1999

MFS Intermediate Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
6/7/99      Shares of        50,000           6.4375           7.38      Merrill
            Beneficial                                                   Lynch
            Interest
6/9/99      Shares of        50,000           6.5              7.38      Merrill
            Beneficial                                                   Lynch
            Interest
6/10/99     Shares of        21,400           6.375            7.32      Merrill
            Beneficial                                                   Lynch
            Interest
6/14/99     Shares of        7,100            6.375            7.30      Merrill
            Beneficial                                                   Lynch
            Interest
6/17/99     Shares of        50,000           6.5              7.36      Merrill
            Beneficial                                                   Lynch
            Interest
6/23/99     Shares of        25,100           6.3125           7.31      Merrill
            Beneficial                                                   Lynch
            Interest
6/23/99     Shares of        60,100           6.3125           7.31      Merrill
            Beneficial                                                   Lynch
            Interest
6/24/99     Shares of        100,000          6.375            7.29      Merrill
            Beneficial                                                   Lynch
            Interest
6/28/99     Shares of        100,000          6.4375           7.31      Merrill
            Beneficial                                                   Lynch
            Interest
6/29/99     Shares of         80,000          6.4375           7.32      Merrill
            Beneficial                                                   Lynch
            Interest
6/30/99     Shares of         60,000          6.4375           7.35      Merrill
            Beneficial                                                   Lynch
            Interest





Total Shares Repurchased:   603,700
Remarks: None.

MFS Intermediate Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer